Consolidated Statements of Shareholders' Equity and Comprehensive Income (Parentheticals) (Comprehensive Income [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jan. 31, 2012	Jan. 31, 2011
Comprehensive Income [Member]
Foreign currency translation adjustment, income tax recovery	$ 350	$ 534